Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Interconnection charges	¥ 12,050	¥ 12,683	¥ 12,878
Cost of goods sold	15,440	13,413	23,185
Donations	13	1	20
Others	1,571	1,695	1,614
Other operating expenses	¥ 29,074	¥ 27,792	¥ 37,697